Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Provisions
	2017		2016
At January 1		173		175
Additional provisions		107		92
Disposals		(72)		(33)
Unused amounts reversed through the income statement		-		(3)
Used during the year		12		(55)
Net exchange differences		(9)		(3)
At December 31		210		173
Current		151		88
Non-current		60		85